Debt Obligations - Schedule of Aggregate Debt Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Finance Leases
2020	$ 1.0
2021	0.6
2022	0.1
2023	0.0
2024	0.0
Thereafter	0.0
Total future lease payments	1.7
Less: Amount representing interest	(0.1)
Total lease liability balance	1.6
Debt
2020	198.9
2021	559.8
2022	76.7
2023	96.4
2024	11.4
Thereafter	8.2
Total minimum principal & interest payments	951.4
Less: Amount representing interest	(148.0)
Total aggregate finance lease and debt payments	803.4
Total
2020	199.9
2021	560.4
2022	76.8
2023	96.4
2024	11.4
Thereafter	8.2
Total minimum principal & interest payments	953.1
Less: Amount representing interest	(148.1)
Total aggregate finance lease and debt payments	$ 805.0	$ 713.7